Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0000898173
Registrant Name	O REILLY AUTOMOTIVE INC
Registration File Number	333-263144
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES